Share base payments (Details)	12 Months Ended
Dec. 31, 2017
Excluding 1,840,000 New Awards [Member] | Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 15, 2013
Percentage vesting	25.00%
Redemption period	From March 16, 2013 through March 15, 2018
Excluding 1,840,000 New Awards [Member] | Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 15, 2014
Percentage vesting	25.00%
Redemption period	From March 16, 2014 through March 15, 2019
Excluding 1,840,000 New Awards [Member] | Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 15, 2015
Percentage vesting	25.00%
Redemption period	From March 16, 2015 through March 15, 2020
Excluding 1,840,000 New Awards [Member] | Tranche Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 15, 2016
Percentage vesting	25.00%
Redemption period	From March 16, 2016 through March 15, 2021
Including 1,840,000 New Awards [Member] | Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Nov. 06, 2014
Percentage vesting	25.00%
Redemption period	From November 7, 2014 through November 6, 2019
Including 1,840,000 New Awards [Member] | Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Nov. 06, 2015
Percentage vesting	25.00%
Redemption period	From November 7, 2015 through November 6, 2020
Including 1,840,000 New Awards [Member] | Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Nov. 06, 2016
Percentage vesting	25.00%
Redemption period	From November 7, 2016 through November 6, 2021
Including 1,840,000 New Awards [Member] | Tranche Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Nov. 06, 2017
Percentage vesting	25.00%
Redemption period	From November 7, 2017 through November 6, 2022